Regulatory Capital and Restrictions - Schedule of Actual Capital Amounts and Ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
First Horizon National Corporation
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 3,940,117	$ 3,703,754
Total Capital, Actual Ratio	11.94%	11.10%
Tier 1 Capital, Actual Amount	$ 3,565,373	$ 3,281,478
Tier 1 Capital, Actual Ratio	10.80%	9.83%
Common Equity Tier 1 Capital, Actual Amount	$ 3,223,702	$ 2,962,155
Common Equity Tier 1 Capital, Actual Ratio	9.77%	8.88%
Leverage, Actual Amount	$ 3,565,373	$ 3,281,478
Leverage, Actual Ratio	9.09%	10.31%
Total Capital, Capital Adequacy Purposes, Amount	$ 2,640,208	$ 2,669,910
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,980,156	$ 2,002,433
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,485,117	$ 1,501,824
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,568,870	$ 1,272,990
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
First Tennessee Bank National Association
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Actual Amount	$ 3,689,180	$ 3,520,670
Total Capital, Actual Ratio	11.32%	10.74%
Tier 1 Capital, Actual Amount	$ 3,492,541	$ 3,317,684
Tier 1 Capital, Actual Ratio	10.72%	10.12%
Common Equity Tier 1 Capital, Actual Amount	$ 3,197,725	$ 3,041,420
Common Equity Tier 1 Capital, Actual Ratio	9.81%	9.28%
Leverage, Actual Amount	$ 3,492,541	$ 3,317,684
Leverage, Actual Ratio	9.10%	10.70%
Total Capital, Capital Adequacy Purposes, Amount	$ 2,607,406	$ 2,622,924
Total Capital, Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,955,555	$ 1,967,193
Tier 1 Capital, Capital Adequacy Purposes, Ratio	6.00%	6.00%
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Amount	$ 1,466,666	$ 1,475,395
Common Equity Tier 1 Capital, Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, Capital Adequacy Purposes, Amount	$ 1,535,279	$ 1,240,647
Leverage, Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 3,259,258	$ 3,278,655
Total Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 2,607,406	$ 2,622,924
Tier 1 Capital, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	8.00%
Common Equity Tier 1 Capital. To Be Well Capitalized Under Prompt Corrective Action, Amount	$ 2,118,518	$ 2,131,126
Common Equity Tier 1 Capital. To Be Well Capitalized Under Prompt Corrective Action, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 1,919,099	$ 1,550,809
Leverage, To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%